Rule 497(e)
Registration No. 002-85030
1940 Act File No. 811-03851

NICHOLAS II, INC.

SUPPLEMENT DATED SEPTEMBER 4, 2020
TO THE PROSPECTUS OF CLASS N (NNTWX),
DATED APRIL 29, 2020
OF

Nicholas II, Inc.

THIS SUPPLEMENT UPDATES THE CLASS N (NNTWX) PROSPECTUS
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas II, Inc. that certain sections of the combined Class N Prospectus have been revised to update information included within the Class N Prospectus for Nicholas Limited Edition, Inc. (the "Fund"), specifically that
Mr. David O. Nicholas has resumed his role as the sole Portfolio Manager of Nicholas Limited
Edition, Inc. The information regarding the previous portfolio managers found in the following sections of the Class N Prospectus dated April 29, 2020 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE PROSPECTUS:

1. The section of the Class N Prospectus entitled “Summary – Nicholas Limited Edition, Inc. — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Mr. David O. Nicholas is President, a Director and the Portfolio Manager of the Fund and
is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nicholas has been a Portfolio Manager of the Fund since 1993.

2. The tenth paragraph of the section captioned "THE FUND'S INVESTMENT ADVISER" of the Class N Prospectus is revised and restated as follows:

Nicholas Limited Edition, Inc. Mr. David O. Nicholas is President, a Director and Portfolio
Manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. He has been Portfolio Manager of the Fund’s portfolio since March 1993. Mr. Nicholas is President, Chief Executive Officer, Chief Investment Officer and a Director of the Adviser, and
has been employed by the Adviser since 1986. Mr. Nicholas also serves as Portfolio Manager or
Lead Portfolio Manager to other funds managed by the Adviser. Mr. Nicholas is a Chartered
Financial Analyst.